Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: October 12, 2022

Payment Date	10/17/2022
Collection Period Start	9/1/2022
Collection Period End	9/30/2022
Interest Period Start	9/15/2022
Interest Period End	10/16/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$273,183,275.66	$31,336,563.42	$241,846,712.24	0.518762	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$885,466,275.66	$31,336,563.42	$854,129,712.24

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$888,857,485.65	$857,520,922.23	0.632164
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$888,857,485.65	$857,520,922.23
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$273,183,275.66	0.32000%	30/360	$72,848.87
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$885,466,275.66			$513,067.62

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$888,857,485.65	$857,520,922.23
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$888,857,485.65	$857,520,922.23
Number of Receivable Outstanding	54,167	53,320
Weight Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	49	48

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,928,888.94
Principal Collections	$31,249,932.84
Liquidation Proceeds	$36,753.59
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$34,215,575.37
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$34,215,575.37

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$740,714.57	$740,714.57	$—	$—	$33,474,860.80
Interest - Class A-1 Notes	$—	$—	$—	$—	$33,474,860.80
Interest - Class A-2 Notes	$72,848.87	$72,848.87	$—	$—	$33,402,011.93
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$33,102,866.93
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$33,011,528.93
First Allocation of Principal	$—	$—	$—	$—	$33,011,528.93
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$32,996,946.55
Second Allocation of Principal	$817,353.43	$817,353.43	$—	$—	$32,179,593.12
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$32,163,429.35
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$18,599,429.35
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,580,439.75
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,016,439.75
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,016,439.75
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,625,229.76
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,625,229.76
Remaining Funds to Certificates	$1,625,229.76	$1,625,229.76	$—	$—	$—
Total	$34,215,575.37	$34,215,575.37	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$888,857,485.65	$857,520,922.23
Note Balance	$885,466,275.66	$854,129,712.24
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	6	$86,630.58
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	24	$36,753.59
Monthly Net Losses (Liquidation Proceeds)			$49,876.99
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.08%
Current Collection Period			0.07%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$837,582.44
Cumulative Net Loss Ratio			0.06%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	74	$1,452,647.73
60-89 Days Delinquent	0.05%	22	$393,066.19
90-119 Days Delinquent	0.01%	6	$87,443.80
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.23%	102	$1,933,157.72

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$45,075.52
Total Repossessed Inventory		4	$72,394.17

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		28	$480,509.99
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.04%
Current Collection Period			0.06%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.73	0.09%	36	0.07%